Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 7,944
Fair value of plan assets	$ 10,199	$ 14,384
Percentage, fair value	100.00%	100.00%
Quoted prices in active markets, fair value	$ 2,255
Quoted prices in active markets	2,255
Unquoted prices	7,699
Total fair value	$ 9,954	$ 14,078
Percentage	98.00%	98.00%
Receivables [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 954
Fair value of plan assets	$ 954	$ 1,466
Percentage, fair value	9.00%	10.00%
Fixed income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 6,150
Fair value of plan assets	$ 7,930	$ 10,910
Percentage, fair value	78.00%	75.00%
Quoted prices in active markets, fair value	$ 1,780
Government bonds [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	6,148
Fair value of plan assets	6,153	$ 9,450
Quoted prices in active markets, fair value	5
Fixed income fund [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	1,162	786
Quoted prices in active markets, fair value	1,162
Other investment [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	2
Fair value of plan assets	615	674
Quoted prices in active markets, fair value	613
Variable income [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	155
Fair value of plan assets	$ 479	$ 945
Percentage, fair value	3.00%	5.00%
Quoted prices in active markets, fair value	$ 324
Common and preferred shares [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets	324	$ 735
Quoted prices in active markets, fair value	324
Other investment one [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	155
Fair value of plan assets	155	210
Structured investments [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	22
Fair value of plan assets	$ 173	$ 216
Percentage, fair value	4.00%	4.00%
Quoted prices in active markets, fair value	$ 151
Real estate properties [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	418
Fair value of plan assets	$ 418	$ 541
Percentage, fair value	4.00%	4.00%
Loans to participants [member]
IfrsStatementLineItems [Line Items]
Unquoted prices, fair value	$ 245
Fair value of plan assets	$ 245	$ 306
Percentage, fair value	2.00%	2.00%